Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 882,445.8	$ 13,319.9	₨ 733,032.0
Balances in interest-bearing deposits	4,575,414.5	69,062.9	3,768,678.8
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	43,353.7		11,333.1
Balances in interest-bearing deposits	701.9		10,701.3
Accrued expenses and other liabilities	269.3		192.5
Total	44,324.9		22,226.9
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	6,827.2		6,902.2
Balances in interest-bearing deposits	1,176.9		1,482.7
Accrued expenses and other liabilities	0.0		0.0
Total	8,004.1		8,384.9
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	50,180.9	757.4	18,235.3
Balances in interest-bearing deposits	1,878.8	28.4	12,184.0
Accrued expenses and other liabilities	269.3	4.1	192.5
Total	₨ 52,329.0	$ 789.9	₨ 30,611.8